Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventories Tables
Inventories consist
Inventories consist of :	March 31, 2013	December 31, 2012
Materials	$554,732	$720,113
Work in process	87,144	––
Finished goods (including $362,500 and $489,400 held by customers at March 31, 2013 and December 31, 2012, respectively)	2,029,506	1,910,273
Total	$2,671,382	$2,630,386

	2011	2012
Materials	$815,357	$720,113
Work in process	25,641	––
Finished goods (including $822,000 and $489,400 held by customers at December 31, 2011 and 2012, respectively)	1,881,785	1,910,273
Total	$2,722,783	$2,630,386